GOODWILL - IMPAIRMENT TESTS FOR CASH-GENERATING UNITS CONTAINING GOODWILL (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 8,697	¥ 8,676
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	16,558	16,537
Impairment loss
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ (7,861)	¥ (7,861)